Group statement of changes in equity - GBP (£) £ in Millions		Total	Issued capital [member] [1]	Share premium [member] [2]	Treasury shares [member] [3]	Merger reserve [member] [4]	Other reserves [member] [5]	Retained earnings [member]
Beginning balance at Mar. 31, 2016		£ 10,112	£ 499	£ 1,051	£ (115)	£ 8,422	£ 685	£ (430)	[6]
Statements [Line Items]
Profit for the year		1,908						1,908	[6]
Other comprehensive income (loss) – before tax		(1,671)					1,108	(2,779)	[6]
Tax on other comprehensive income (loss)		445					29	416	[6]
Transferred to the income statement		(938)					(938)
Total comprehensive income (loss) for the year		(256)					199	(455)	[6]
Transfers to realised profit						(1,775)		1,775	[6]
Dividends to shareholders		(1,436)						(1,436)	[6]
Share-based payments		57						57	[6]
Tax on share-based payments		(6)						(6)	[6]
Net buyback of own shares		(136)			19			(155)	[6]
Ending balance at Mar. 31, 2017		8,335	499	1,051	(96)	6,647	884	(650)	[6]
Statements [Line Items]
Profit for the year		2,032						2,032	[6]
Other comprehensive income (loss) – before tax		1,615					(545)	2,160	[6]
Tax on other comprehensive income (loss) | Restated Member Previously Stated [Member]		(345)					1	(346)	[6]
Tax on other comprehensive income (loss)		(262)
Transferred to the income statement		277					277
Total comprehensive income (loss) for the year | Restated Member Previously Stated [Member]		3,579					(267)	3,846	[6]
Total comprehensive income (loss) for the year		3,186
Transfers to realised profit							(83)	83	[6]
Dividends to shareholders		(1,524)						(1,524)	[6]
Share-based payments		84						84	[6]
Tax on share-based payments		(2)						(2)	[6]
Net buyback of own shares		(168)			(90)			(78)	[6]
Ending balance at Mar. 31, 2018		9,911	499	1,051	(186)	6,647	534	1,366	[6]
Statements [Line Items]
Equity before pension restatement | Restated Member Previously Stated [Member]		10,304	499	1,051	(186)	6,647	534	1,759	[6]
Pension restatement	[6]	(393)						(393)
IFRS opening balance adjustment	[7]	1,308						1,308	[6]
Tax on IFRS opening balance adjustment	[7]	(248)						(248)	[6]
Adjusted equity, At 1 April 2018		10,971	499	1,051	(186)	6,647	534	2,426	[6]
Profit for the year		2,159						2,159	[6]
Other comprehensive income (loss) – before tax		(1,859)					243	(2,102)	[6]
Tax on other comprehensive income (loss)		343					(41)	384	[6]
Transferred to the income statement		(18)					(18)
Total comprehensive income (loss) for the year		625					184	441	[6]
Transfers to realised profit						(2,500)		2,500	[6]
Dividends to shareholders		(1,503)						(1,503)	[6]
Unclaimed Dividend over 10 years		14						14	[6]
Share-based payments		67						67	[6]
Net buyback of own shares		(4)			19			(23)	[6]
Other movements		(3)						(3)	[6]
Ending balance at Mar. 31, 2019		£ 10,167	£ 499	£ 1,051	£ (167)	£ 4,147	£ 718	£ 3,919	[6]

[1]	aThe allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2019 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2018: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	For further analysis of own shares, see note 21.
[4]	The merger reserve balance at 1 April 2016 includes £998m related to the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. In addition, on 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. Following settlement of intercompany loans by qualifying consideration of £1,775m (2016/17) and £2,500m (2018/19), equivalent balances were transferred from merger reserve to realised profit.
[5]	For further analysis of other reserves, see note 28.
[6]	Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2 to the consoliated financial statements.
[7]	Opening retained earnings adjusted following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2 to the consolidated financial statements